Shareholders' equity - Share capital (Details) - AUD ($) $ in Millions	Mar. 31, 2019	Oct. 01, 2018	Sep. 30, 2018	Mar. 31, 2018
Shareholders' equity
Ordinary share capital, fully paid	$ 36,351	$ 36,054	$ 36,054	$ 35,168
Restricted Share Plan (RSP) treasury shares held	(569)		(505)	(504)
Other treasury shares held	12		12	(61)
Total treasury shares held	(557)	(493)	(493)	(565)
Total share capital	35,794		35,561	34,603
Non-controlling interests	$ 51	$ 52	$ 52	$ 50
Number of unvested RSP treasury shares held	4,803,772		3,943,660	3,991,446
Number of other treasury shares held	2,029,795		2,029,795	4,652,579